UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nancy Marks
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    5/15/2009
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           27
                                         -----------
Form 13F Information Table Value Total:     $132,562
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3m Company                     COM                             928   18665 SH       Sole              17780      0   885
Abbott Laboratories            COM                            1189   24927 SH       Sole              23727      0  1200
Amgen Inc                      COM                            3237   65363 SH       Sole              61588      0  3775
Berkshire Hathaway-A           COM              084990175     3468      40 SH       Sole                 39      0     1
Berkshire Hathaway-B           COM              084670207    15947    5655 SH       Sole               5390      0   265
Bristol Myers Squibb           COM                            4072  185781 SH       Sole             176946      0  8835
Central Fund of Canada         COM                            8243  691554 SH       Sole             656734      0 34820
Chevron Corp                   COM                            2447   36394 SH       Sole              33903      0  2492
ConocoPhillips                 COM                            2008   51265 SH       Sole              48720      0  2545
Johnson & Johnson              COM                            5380  102279 SH       Sole              97269      0  5010
Leucadia National Corp         COM              527288104     4579  307539 SH       Sole             292754      0 14785
Markel Corporation             COM              mkl           2719    9577 SH       Sole               9095      0   482
Market Vectors Gold Miners ETF COM              gdx          15761  427372 SH       Sole             407542      0 19830
Medtronic Inc                  COM                            4211  142910 SH       Sole             135820      0  7090
Microsoft Corp                 COM              594918104     1948  106020 SH       Sole             100850      0  5170
Newmont Mining Corp            COM                           16175  361366 SH       Sole             342891      0 18475
Pan American Silver Corp       COM                            9097  522219 SH       Sole             497564      0 24655
Pennsylvania Rl Est Tr         COM              709102107      143   40315 SH       Sole              38515      0  1800
Pfizer Inc                     COM                            8698  638611 SH       Sole             607868      0 30743
Plum Creek Timber Reit         COM                            1136   39093 SH       Sole              36138      0  2955
Stryker Corp                   COM                            3684  108227 SH       Sole             103007      0  5220
UnitedHealth Group, Inc.       COM                            4402  210338 SH       Sole             200238      0 10100
Wal Mart Stores Inc            COM                            6487  124521 SH       Sole             119570      0  4951
Walgreen Co                    COM                            2947  113513 SH       Sole             107983      0  5530
Washington Reit                COM              939653101      994   57471 SH       Sole              55021      0  2450
Weingarten Realty Investors    COM              948741103      323   33884 SH       Sole              32234      0  1650
Zimmer Holdings Inc            COM                            2339   64078 SH       Sole              60583      0  3495